WCT
Equity
Fund






           LOGO
        WCT FUNDS



Semi-Annual Report
April 30, 1998




A Portfolio of WCT Funds, an Open-End
Management Investment Company







PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------


Dear Investor:

I am pleased to present the first semi-annual report for WCT Equity Fund, a portfolio of the WCT Funds. This report covers the period between December 16, 1997, when the fund first began operation, through April 30, 1998. The report begins with a commentary on the stock market environment and fund strategy by the portfolio manager. Starting on page 4 you can find a complete list of fund holdings. The report also contains complete financial information for the fund.

WCT Equity Fund invests primarily in a diversified portfolio of stocks issued by established, large- and mid-size companies. Value investing is at the core of the fund's stock selection strategy. In following a value strategy, the fund's management seeks stocks with low price to earnings ratios. These stocks are priced below what the fund manager believes to be their true market value. They generally offer a less aggressive approach to stock investing than more aggressive growth stocks that are appreciating in price.

As you can see from the fund's holdings, many of these stocks are industry leaders whose products and services are part of daily life, such as Bankers Trust, Caterpillar, Callaway Golf, Ford, Goodyear, Intel, J.C. Penney, Weyerhaeuser, and Xerox.

For the period from December 16, 1997 (date of initial public investment) to April 30, 1998, the fund produced a total return of 11.38%* (6.33% adjusted for the fund's maximum 4.5% sales charge). This total return was the result of a $1.20 increase in net asset value and dividends totaling $0.04 per share. At the end of the reporting period, the fund's net assets reached $63.6 million.

Thank you for selecting WCT Equity Fund to help your money grow in pursuit of your long-term financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,
LOGO
Edward C. Gonzales
Edward C. Gonzales

President
June 15, 1998

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed may be worth more or less than their original cost.



INVESTMENT REVIEW
-------------------------------------------------------------------------------


We continue to be pleasantly surprised, even astonished, by the stock market's ability to sustain its upward momentum. In the first three months of the year, the Standard & Poors 500 Index ("S&P 500") raced ahead at a remarkable annualized pace of more than 50% (+14.0% for the quarter). The more publicized Dow Jones Industrial Average pierced 9,000 for the first time, taking a mere two months to advance from the 8,000 mark.

Our equity selections have participated, matching results of the broader market indices, but have trailed the large-cap dominated S&P 500's impressive performance. Nevertheless, we remain steadfast in our conviction toward "value stocks" and are unwilling to violate our disciplines to "reach" for value.

                                              TOTAL RETURN FOR
                                               3-MONTHS ENDED
                                               MARCH 31, 1998
                                              ----------------
      WCT Equity Fund                               10.4%*
      S&P 500**                                     14.0%
      Russell 2000 Index** (small-cap index)        10.1%

Momentum is seemingly the primary motive of investor purchases. Extended valuations, especially among the "biggest" of the big cap stocks, and decelerating earnings growth are almost irrelevant. As stock prices rise, investor conviction that the increases will continue also rises, kindling enthusiasm among the trend followers. Stock prices, in large part, are determined by supply and demand considerations and the demand for stocks has been extraordinary while the supply, due to corporate buy backs, and mergers and acquisitions, has dwindled. Money continues to pour into U.S. stocks and stock mutual funds. In March alone, $37.5 billion was invested in stock mutual funds.

The primary beneficiaries of this unprecedented demand have been the stocks of the largest U.S. corporations. Market participation narrowed considerably during the initial quarter of 1998 (actually, leadership narrowed with the onset of the Asian economic crisis in October). Leadership has become very concentrated in the very largest companies resulting in a meaningful valuation disparity between the large-cap market and most other shares. While the P/E ratio of the S&P 500 has reached near record levels of 24X (multiples were higher in 1933-34), the P/E ratio of the largest 50 S&P 500 companies stood at 32X earnings. Further, of those largest 50, only 16 commanded a P/E multiple that was less the S&P 500 index average of 24X. Only 11 had a multiple of less than 20X earnings.

In our view, value has become very difficult to identify among the larger company stocks; the portion of the market enjoying the performance leadership. Consequently, our portfolios remain skewed in

*Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the 3 month period ended March 31, 1998, reflecting the sales charge was 5.5%

**The S&P 500 and the Russell 2000 Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. These indices are unmanaged, and investments cannot be made in an index. The S&P 500 is an index consisting of common stocks of industrial, utility, transportation, and financial companies in the United States market. The Russell 2000 Index is an index consisting of approximately 2000 small capitalization common stocks. Small cap stocks have historically experienced greater volatility than average.


favor of mid-sized and smaller companies. Sound fundamental quality can be found among less recognizable names with reasonable valuations while offering growth and financial characteristics which rival, or exceed, those of larger more visible companies.

While we are confident that long-term complete market cycle performance will exceed market results, near term performance has been more difficult. In addition to the "broad market exposure penalty", our over-weighted positions in energy and the material/service sectors have proven "early" and penalized near-term results. Nevertheless, we remain comfortable that value is being acquired without increasing risk or vulnerability in an uncertain market/economic environment.

We remain concerned about the Asian economic/currency problems and the impact on the course of the U.S. economy. Dwindling export markets and competitive market forces at home, aimed at maintaining or increasing market share will surely decelerate corporate earnings growth and U.S. corporate profit margins seem likely to narrow. With earnings momentum slowing, interest rate movements will be critical to stock market trends.

Recent economic reports have been encouraging in this regard. Inflation continues to be virtually absent, although wages require close attention, and consumer spending, the engine of our economy, is finally showing signs of slowing; March retail sales were considerably weaker than the first two months. As further evidence of a moderating economy materializes, interest rates which are at historically very high levels, should drift lower. Bond prices will improve and stock prices can continue to advance although not at the current pace.

In the near term, we worry about excessive market valuation and the need for a correction to reconnect investors with reality. We are comfortable with our positioning, confident that as a normal correction develops, our holdings and their respective valuations are far less vulnerable.

                                               Sincerely,
                                               LOGO
                                               Don Wolcott
                                               Vice President, Portfolio
                                               Manager
                                               Becker Capital Management, Inc.


WCT EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                         VALUE
 --------- --------------------------------   -----------
 COMMON STOCKS--98.4%
 ------------------------------------------
           CHEMICALS--4.2%
           --------------------------------
    23,400 Arco Chemical Co.                  $ 1,243,125
           --------------------------------
    40,000 Millennium Chemicals, Inc.           1,435,000
           --------------------------------   -----------
            Total                               2,678,125
           --------------------------------   -----------
           COMMERCIAL SERVICES--1.9%
           --------------------------------
    30,000 Standard Register                    1,198,125
           --------------------------------   -----------
           CONSUMER DURABLES--7.0%
           --------------------------------
    43,000 Callaway Golf Co.                    1,171,750
           --------------------------------
    60,000 Clayton Homes, Inc.                  1,203,750
           --------------------------------
    20,300 Ford Motor Co.                         929,994
           --------------------------------
    16,000 Goodyear Tire & Rubber Co.           1,120,000
           --------------------------------   -----------
            Total                               4,425,494
           --------------------------------   -----------
           CONSUMER SERVICES--1.8%
           --------------------------------
    55,000 (a)Lone Star Steakhouse & Saloon     1,168,750
           --------------------------------   -----------
           ELECTRONIC TECHNOLOGY--5.0%
           --------------------------------
    45,000 (a)Andrew Corp.                      1,029,375
           --------------------------------
    16,600 Intel Corp.                          1,341,488
           --------------------------------
    60,000 (a)Read-Rite Corp.                     828,750
           --------------------------------   -----------
            Total                               3,199,613
           --------------------------------   -----------
           ENERGY MINERALS--9.9%
           --------------------------------
    16,000 Atlantic Richfield Co.               1,248,000
           --------------------------------
    38,100 Occidental Petroleum Corp.           1,121,569
           --------------------------------
    26,400 Repsol SA, ADR                       1,443,750
           --------------------------------
    34,700 Ultramar Diamond Shamrock Corp.      1,121,244
           --------------------------------
    39,200 YPF Sociedad Anonima, ADR            1,367,100
           --------------------------------   -----------
            Total                               6,301,663
           --------------------------------   -----------
           FINANCE--16.2%
           --------------------------------
    13,000 Allstate Corp.                       1,251,250
           --------------------------------


WCT EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                              VALUE
 --------- -------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
           FINANCE--CONTINUED
           -------------------------------------
    10,500 Bankers Trust New York Corp.            $ 1,355,813
           -------------------------------------
    29,001 Comdisco, Inc.                            1,283,294
           -------------------------------------
    19,600 Federal National Mortgage Association     1,173,550
           -------------------------------------
    15,000 GATX Corp.                                1,243,125
           -------------------------------------
    21,400 PNC Bank Corp.                            1,293,363
           -------------------------------------
    60,000 Prime Retail, Inc.                          851,250
           -------------------------------------
    14,000 SAFECO Corp.                                699,125
           -------------------------------------
    40,430 Washington Federal, Inc.                  1,137,094
           -------------------------------------   -----------
            Total                                   10,287,864
           -------------------------------------   -----------
           HEALTH TECHNOLOGY--7.5%
           -------------------------------------
    33,000 Allergan, Inc.                            1,371,562
           -------------------------------------
    33,000 Bard (C.R.), Inc.                         1,181,812
           -------------------------------------
    18,600 (a)Genentech, Inc.                        1,288,050
           -------------------------------------
    30,000 Mallinckrodt, Inc.                          967,500
           -------------------------------------   -----------
            Total                                    4,808,924
           -------------------------------------   -----------
           INSURANCE--1.9%
           -------------------------------------
    16,000 Exel Ltd.                                 1,195,000
           -------------------------------------   -----------
           NON-ENERGY MINERALS--3.4%
           -------------------------------------
    36,300 Quanex Corp.                              1,064,044
           -------------------------------------
    19,100 Weyerhaeuser Co.                          1,100,638
           -------------------------------------   -----------
            Total                                    2,164,682
           -------------------------------------   -----------
           PROCESS INDUSTRIES--4.5%
           -------------------------------------
    50,819 Archer-Daniels-Midland Co.                1,092,608
           -------------------------------------
    35,175 Hanna (M.A.) Co.                            806,826
           -------------------------------------
    25,000 Willamette Industries, Inc.                 970,312
           -------------------------------------   -----------
            Total                                    2,869,746
           -------------------------------------   -----------
           PRODUCER MANUFACTURING--15.8%
           -------------------------------------
    44,000 AGCO Corp.                                1,177,000
           -------------------------------------
    51,000 British Steel PLC, ADR                    1,386,562
           -------------------------------------


WCT EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                           VALUE
 --------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------------------
           PRODUCER MANUFACTURING--CONTINUED
           --------------------------------------------------
    25,000 Caterpillar, Inc.                                    $ 1,423,437
           --------------------------------------------------
    23,000 Deere & Co.                                            1,344,062
           --------------------------------------------------
    13,500 Eaton Corp.                                            1,247,062
           --------------------------------------------------
    69,000 (a)Griffon Corp.                                         922,875
           --------------------------------------------------
    29,000 (a)Gulfstream Aerospace Corp.                          1,216,188
           --------------------------------------------------
    12,000 Xerox Corp.                                            1,362,000
           --------------------------------------------------   -----------
            Total                                                10,079,186
           --------------------------------------------------   -----------
           REAL ESTATE--3.0%
           --------------------------------------------------
    29,000 Mack-Cali Realty Corp.                                 1,089,313
           --------------------------------------------------
    50,000 Wilshire Real Estate Investment Trust, Inc.              800,000
           --------------------------------------------------   -----------
            Total                                                 1,889,313
           --------------------------------------------------   -----------
           RETAIL TRADE--6.0%
           --------------------------------------------------
    35,000 Dillards, Inc., Class A                                1,281,875
           --------------------------------------------------
    18,300 Penney (J.C.) Co., Inc.                                1,300,444
           --------------------------------------------------
    45,000 (a)Toys "R' Us, Inc.                                   1,240,312
           --------------------------------------------------   -----------
            Total                                                 3,822,631
           --------------------------------------------------   -----------
           TECHNOLOGY SERVICES--3.3%
           --------------------------------------------------
    17,100 General Motors Corp.                                   1,152,112
           --------------------------------------------------
    30,000 (a)Marshall Industries                                   973,125
           --------------------------------------------------   -----------
            Total                                                 2,125,237
           --------------------------------------------------   -----------
           TRANSPORTATION--4.9%
           --------------------------------------------------
     8,500 (a)AMR Corp.                                           1,295,188
           --------------------------------------------------
     4,415 Delta Air Lines, Inc.                                    513,244
           --------------------------------------------------
    45,500 Knightbridge Tankers Ltd.                              1,308,125
           --------------------------------------------------   -----------
            Total                                                 3,116,557
           --------------------------------------------------   -----------
           UTILITIES--2.1%
           --------------------------------------------------
    27,000 Enron Corp.                                            1,328,064
           --------------------------------------------------   -----------
            TOTAL COMMON STOCKS (IDENTIFIED COST $42,943,280)    62,658,974
           --------------------------------------------------   -----------


WCT EQUITY FUND
-------------------------------------------------------------------------------

  SHARES                                                            VALUE
 --------- ---------------------------------------------------   -----------
 MUTUAL FUND--1.6%
 -------------------------------------------------------------
 1,015,225 Seven Seas Money Market Fund                            1,015,225
           ---------------------------------------------------   -----------
            TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                1,015,225
           ---------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $43,958,505)(B)   $63,674,199
           ---------------------------------------------------   -----------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $43,958,505. The net unrealized appreciation of investments on a federal tax basis amounts to $19,715,694 which is comprised of $20,542,799 appreciation and $827,105 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
     ($63,649,032) at April 30, 1998.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


WCT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------
Total investments in
 securities, at value
 (identified and tax cost
 $43,958,505)               $63,674,199
---------------------------
Income receivable               104,200
---------------------------
Receivable for shares sold          100
--------------------------- -----------
  Total assets               63,778,499
---------------------------
LIABILITIES:
-----------------
Accrued expenses  $ 129,467
----------------- ---------
  Total liabilities             129,467
--------------------------- -----------
NET ASSETS for 5,681,225    $63,649,032
 shares outstanding         -----------
---------------------------
NET ASSETS CONSIST OF:
---------------------------
Paid in capital             $41,140,297
---------------------------
Net unrealized appreciation
 of investments              19,715,694
---------------------------
Accumulated net realized
 gain on investments          2,725,593
---------------------------
Undistributed net                67,448
 investment income          -----------
---------------------------
  Total Net Assets          $63,649,032
--------------------------- -----------
NET ASSET VALUE, OFFERING
 PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
---------------------------
Net Asset Value Per Share
 ($63,649,032 / 5,681,225        $11.20
 shares outstanding)        -----------
---------------------------
Offering Price Per Share         $11.73
 (100/95.50 of $11.20)*     -----------
---------------------------
Redemption Proceeds Per          $11.20
 Share                      -----------
---------------------------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


WCT EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 1998 (A) (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Dividends                                                           $   491,820
------------------------------------------------------------------
Interest                                                                 55,768
------------------------------------------------------------------  -----------
  Total income                                                          547,588
------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $169,207
--------------------------------------------------------
Administrative personnel and services fee                   33,841
--------------------------------------------------------
Custodian fees                                               9,630
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses    16,600
--------------------------------------------------------
Directors'/Trustees' fees                                    1,700
--------------------------------------------------------
Auditing fees                                                6,375
--------------------------------------------------------
Legal fees                                                   2,125
--------------------------------------------------------
Portfolio accounting fees                                   23,400
--------------------------------------------------------
Share registration costs                                    28,804
--------------------------------------------------------
Printing and postage                                         7,582
--------------------------------------------------------
Insurance premiums                                           1,488
--------------------------------------------------------
Miscellaneous                                               15,100
--------------------------------------------------------  --------
  Total expenses                                           315,852
--------------------------------------------------------
Waivers--
--------------------------------------------------------
  Waiver of investment advisory fee                        (56,402)
--------------------------------------------------------  --------
    Net expenses                                                        259,450
------------------------------------------------------------------  -----------
      Net investment income                                             288,138
------------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------
Net realized gain on investments                                      2,725,593
------------------------------------------------------------------
Net change in unrealized appreciation of investments                 19,715,694
------------------------------------------------------------------  -----------
  Net realized and unrealized gain on investments                    22,441,287
------------------------------------------------------------------  -----------
    Change in net assets resulting from operations                  $22,729,425
------------------------------------------------------------------  -----------

(a) Reflects operations for the period from November 17, 1997 (start of business) to April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


WCT EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  PERIOD ENDED
                                   (UNAUDITED)
                                    APRIL 30,
                                    1998 (A)
---------------------------------------------------------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                            $   288,138
---------------------------------------------------------------
Net realized gain (loss) on investments
($2,725,593 net gain as computed for federal tax purposes)         2,725,593
---------------------------------------------------------------
Net change in unrealized appreciation/depreciation                19,715,694
---------------------------------------------------------------  -----------
   Change in net assets resulting from operations                 22,729,425
 --------------------------------------------------------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Distributions from net investment income                            (220,690)
---------------------------------------------------------------  -----------
SHARE TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                      45,967,897
---------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                              107,726
---------------------------------------------------------------
Cost of shares redeemed                                           (5,035,326)
---------------------------------------------------------------  -----------
  Change in net assets resulting from share transactions          41,040,297
---------------------------------------------------------------  -----------
    Change in net assets                                          63,549,032
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                  100,000
---------------------------------------------------------------  -----------
End of period (including undistributed net investment income of  $63,649,032
 $67,448)                                                        -----------
---------------------------------------------------------------

(a) For the period from November 17, 1997 (start of business) to April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


WCT EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        PERIOD ENDED
                                                        (UNAUDITED)
                                                         APRIL 30,
                                                          1998 (A)
------------------------------------------------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                       0.05
 ------------------------------------------------------
 Net realized and unrealized gain (loss) on investments      1.19
 ------------------------------------------------------
                                                          -------
 Total from investment operations                            1.24
 ------------------------------------------------------
                                                          -------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                   (0.04)
 ------------------------------------------------------
                                                          -------
NET ASSET VALUE, END OF PERIOD                             $11.20
-------------------------------------------------------
                                                          -------
TOTAL RETURN (B)                                            11.38%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                    1.15%*
 ------------------------------------------------------
 Net investment income                                       1.28%*
 ------------------------------------------------------
 Expense waiver/reimbursement (c)                            0.25%*
 ------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                  $63,649
 ------------------------------------------------------
 Average commission rate paid (d)                         $0.0588
 ------------------------------------------------------
 Portfolio turnover                                            18%
 ------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from December 16, 1997 (date of initial public investment) to April 30, 1998. For the period from November 17, 1997 (start of business) to December 15, 1997, the investment income was distributed to Federated Services Company, the Fund's Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


WCT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

WCT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of one portfolio. The financial statements included herein are only those of WCT Equity Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.


WCT EQUITY FUND
-------------------------------------------------------------------------------

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                               PERIOD ENDED PERIOD ENDED
                                                APRIL 30,   DECEMBER 15,
                                                 1998 (A)     1997 (B)
                                               ------------ ------------
Seeded shares                                         --       10,000
----------------------------------------------
Shares sold                                     6,126,390         --
----------------------------------------------
Shares issued to shareholders in payment of
 distributions declared                             9,782         --
----------------------------------------------
Shares redeemed                                  (464,947)        --
----------------------------------------------  ---------      ------
  Net change resulting from share transactions  5,671,225      10,000
----------------------------------------------  ---------      ------

(a) Reflects operations from December 16, 1997 (date of initial public investment) to April 30, 1998.
(b) Reflects the issuance of 10,000 shares at $10.00 per share to the Administrator on November 17, 1997 (start of business).

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--West Coast Trust Company, Inc., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Under the terms of a sub-advisory agreement between the Adviser and Becker Capital Management, Becker Capital Management receives an annual fee from the Adviser equal to 0.50% of the Fund's average daily net assets. In addition, Becker Capital Management may voluntarily choose to reduce its compensation. For the period ended April 30, 1998, Becker Capital Management earned a sub-advisory fee of $112,805.

  ADMINISTRATIVE FEE--Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

  DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Edgewood Services, Inc.

  For the period ended April 30, 1998, the Fund shares did not incur a distribution services fee.



WCT EQUITY FUND
-------------------------------------------------------------------------------
  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  For the period ended April 30, 1998, the Fund shares did not incur a shareholder services fee.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES--Organizational expenses estimated at $5,000 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended April 30, 1998, the Fund did not reimburse the Adviser pursuant to this agreement.

  17A-7 TRANSACTIONS--During the period ended April 30, 1998, the Fund engaged in a purchase transaction with common trust funds advised by the Adviser. This purchase transaction was made at current market value pursuant to Rule 17a-7 under the Act amounting to $59,281,235.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and FServ are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1998, were as follows:

Purchases  $50,888,497
---------  -----------
Sales      $10,670,811
---------  -----------


Trustees                              Officers
-------------------------------------------------------------------------------

John F. Donahue                       John F. Donahue

                                       Chairman
Thomas G. Bigley                      Edward C. Gonzales

                                       President and Treasurer
John T. Conroy, Jr.                   J. Christopher Donahue

                                       Executive Vice President
William J. Copeland                   John W. McGonigle

                                       Executive Vice President and Secretary
James E. Dowd                         Richard B. Fisher

                                       Vice President
Lawrence D. Ellis, M.D.
                                      C. Christine Thomson

Edward L. Flaherty, Jr.                Vice President and Assistant Treasurer

                                      C. Todd Gibson
Edward C. Gonzales                     Assistant Secretary

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts




MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR INSURED BY ANY BANK NOR ARE THEY INSURED BY THE FEDERAL GOVERNMENT OR ANY OF ITS AGENCIES. INVESTMENT IN THESE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its investment objective and policies, management fees, expenses and other information.




WCT Funds                               Custodian
WCT Equity Fund                         State Street Bank and
5800 Corporate Drive                    Trust Company
Pittsburgh, PA 15237-7010               P.O. Box 1713
                                        Boston, MA 02266-8600
Distributor
Edgewood Services, Inc.                 Transfer Agent and
5800 Corporate Drive                    Dividend Disbursing Agent
Pittsburgh, PA 15237-5829               Federated Shareholder
                                        Services Company
Investment Adviser                      Federated Investors Tower
West Coast Trust Company, Inc.          1001 Liberty Avenue
1000 SW Broadway, Suite 1100            Pittsburgh, PA 15222-3779
Portland, OR 97205
                                        Independent Public
Sub-Adviser                             Accountants
Becker Capital Management, Inc.         Arthur Andersen LLP
1211 SW Fifth Avenue, Ste. 2185         2100 One PPG Place
Portland, OR 97204                      Pittsburgh, PA 15222






   Edgewood Services, Inc.
   Distributor



                                    LOGO
   G02365-01 (6/98)            RECYCLED PAPER